Operations (Details) - Sao Paulo [Member] R$ in Thousands, Municipalities in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$) Municipalities	Dec. 31, 2022 BRL (R$) Municipalities
IfrsStatementLineItems [Line Items]
Total municipalities that have already signed contracts | Municipalities	351	351
Balance – intangible and contract assets	R$ 48,759,219	R$ 45,292,307
Percentage of intangible and contract assets	95.12%	94.49%
Revenue from sanitation services (excluding construction revenue)	R$ 20,510,427	R$ 17,767,561
Percentage of revenue from sanitation services (excluding construction revenue)	95.35%	95.37%
Municipalities with expired contracts: | Municipalities	1	1
Balance – intangible and contract assets	R$ 11,309	R$ 11,519
Percentage of intangible and contract assets	0.02%	0.02%
Revenue from sanitation services (excluding construction revenue)	R$ 17,559	R$ 15,236
Percentage of revenue from sanitation services (excluding construction revenue)	0.08%	0.08%
Municipalities with concession agreements due by 2030: | Municipalities	23	23
Balance – intangible and contract assets	R$ 1,051,209	R$ 1,072,138
Percentage of intangible and contract assets	2.05%	2.24%
Revenue from sanitation services (excluding construction revenue)	R$ 833,418	R$ 711,452
Percentage of revenue from sanitation services (excluding construction revenue)	3.87%	3.82%
Municipality of São Paulo:
Percentage of intangible and contract assets	43.40%	43.33%
Percentage of revenue from sanitation services (excluding construction revenue)	44.95%	45.14%